As filed with the Securities and Exchange Commission on June 5, 2015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, Wisconsin			53202
(Address of principal executive offices)			(Zip code)

Christopher E. Kashmerick Trust for Advised Portfolios 2020 East Financial Way, Suite 100 Glendora, CA 91741
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(626) 914-7385

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2015

Item 1. Reports to Stockholders.

ZIEGLER STRATEGIC INCOME FUND

– INVESTOR CLASS (ZLSCX)

– INSTITUTIONAL CLASS (ZLSIX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

MARCH 31, 2015

www.zcmfunds.com

Ziegler Strategic Income Fund

LETTER TO SHAREHOLDERS

Semi-Annual period ending 3.31.15

Now in its fourth year of investing, we believe that the Strategic Income Fund continues to offer an attractive alternative to traditional bond funds. Our ability to move across segments of the fixed income asset class, focus on credit analysis, as well as our dynamic hedging capabilities makes the Fund both disciplined and opportunistic. We seek to cull the market, identifying what we see as only the best risk adjusted opportunities for the Fund along with the most effective ways to express our views across asset classes. The low interest rate environment leaves today's income seeking investor with meager offerings from which to choose and often only with the accompaniment of opaque risks.

The Ziegler Strategic Income Fund is focused on providing capital appreciation and high current income. To achieve this mandate, the Fund is an active participant in various segments of the corporate credit markets where credit analysis and evaluation are of paramount importance in selecting individual issuers in which to invest. Our approach and expertise allows us to look across a company's capital structure, enabling us to select what we believe is the best risk adjusted instrument in which to invest. We are deeply rooted in fundamental credit analysis and we carefully assess and monitor the credit quality of each of the companies in which we allocate capital. We place particular emphasis on a company's level and volatility of cash flows relative to their debt service obligations, amongst other metrics. This strategy takes advantage of our ability to participate in a variety of markets, including convertibles, loans, corporate bonds, mortgage backed securities and preferred stocks as well as derivatives on those markets.

In addition, the Fund employs a base-line hedging strategy designed to provide protection against declines in asset prices from rising interest rates and wider credit spreads. The hedging instruments we use include U.S. treasury securities, options on credit derivatives, exchange traded funds (ETFs), single name high yield credits, and total return swaps on cash indices.

During the past six months, the high yield market experienced relatively high volatility with accompanying credit spread widening. The fourth quarter of 2014 witnessed volatility across all asset classes with dislocations most pronounced in the High Yield market. Given the dynamic of wider spreads and associated lower dollar prices of many issues, the Fund is in an improved position to offer income and potential capital appreciation.

Total return for the six month period through March 31, 2015 was -1.34%, on a cumulative basis (Institutional Class). Over that same period the Citigroup 3-Month T-Bill Index, a well-known "Risk Free" benchmark, returned 0.01%, and the Barclays U.S. Aggregate Index, a widely-used investment grade bond index, generated a return of 3.43%, also on a cumulative basis.

Investment results over the semi-annual period ending March 30, 2015 were driven by the performance of the high yield market and our decision to maintain the portfolio's exposure to income producing investments. At the end of September 2014, the portfolio had investments in high yield bonds of 71% of total assets, preferred securities of 12%, and convertibles of 8%. Investments in total income producing securities consisted of 90% of total assets. At the end of March 2015, the portfolio had investments in high yield bonds of 46% of total assets, preferred securities of 14%, convertible bonds of 5%, mortgages of 9% and corporate term loans of 18%. Investments in total income producing securities totaled 92% of total assets.

The portfolio is nearly fully invested in a variety of yield producing instruments including high yield corporate bonds, convertible bonds, corporate term loans, mortgage back securities, and preferred securities. The Fund continues to have exposure to the banking sector through the preferred security market.

One of the most notable changes in the Fund over the last six months has been the allocation away from high yield corporate credit into other diversified sources of income. The reduced reliance on high yield cash bonds could potentially allow the fund to produce more yield with less volatility. Purchases offloating rate assets at equal or higher yields reduces the need for substantial and costly interest rate hedging.

We do remain constructive on credit going forward, albeit a bit more cautiously given the increase in volatility over the past six months in the credit markets and the fall in interest rates. The relatively attractive valuations and still healthy fundamentals create an attractive investment opportunity. We continue to favor investments in companies having relatively stable business profiles that produce positive free cash flow with relatively conservative balance sheets within their industry in anticipation of, and a hedge against, the potential for corporate re-leveraging.

Ziegler Strategic Income Fund

LETTER TO SHAREHOLDERS (Continued)

Semi-Annual period ending 3.31.15

We thank you for the confidence and trust you place in us and we pledge to continue our hard work to carefully assess the risk and return of each of the investments we make on your behalf.

Sincerely,

Paula Horn
Chief Investment Officer, Lead Portfolio Manager

Brian Schuster
Senior Portfolio Manager

Past performance is not a guarantee of future results.

Opinions expressed are those of the Investment Manager, are subject to change, are not guaranteed, and should not be considered investment advice.

The report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Prices of bonds tend to move inversely with changes in interest rates. Some bonds may be redeemed before their maturity date and the Fund may have to reinvest the proceeds in an investment offering a lower yield. Failure of an issuer to make timely interest or principal payments or a perceived or real decline in the credit quality of a bond can cause a bond's price to fall. The Fund may also invest in non-investment grade securities, which involve greater credit risk, including the risk of default. The prices of high yield bonds are more sensitive to changing economic conditions and can fall dramatically in response to negative news about the issuer or its industry, or the economy in general. Prices for fixed income securities, while normally relatively stable, have experienced a higher than normal degree of volatility due to perceived credit risk and resultant sharp decrease in liquidity. The Fund may lose money if the strategy does not achieve Fund's objective or implement the strategy properly. The value of securities may fluctuate rapidly and sometimes unpredictably. A credit default swap enables an investor to buy or sell protection against a credit event in which the Fund may have to pay the counterparty or receive no benefit for the premium paid. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls and potentially have unlimited risk. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative will not correlate with the Fund's other investments. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost and potential losses may be substantial. Put or call options may lose the premium, have decreased liquidity, or could be exercised at a higher price or lower price than its prevailing market value. Options are highly specialized activities and entail greater than ordinary investment risks. The Fund's portfolio turnover rate will likely exceed 100% per year, which will produce higher transaction costs, increase realized gains (or losses) to investors, and may lower after-tax performance. The Fund may experience periods where a position is more difficult to sell at or near their perceived value. The Fund will invest in fewer securities than diversified investment companies and its performance may be more volatile. Real Estate Investment Trusts (REITs) may be affected by economic conditions including credit risk, interest rate risk and other factors that affect property values, rents or occupancies of real estate.

Ziegler Strategic Income Fund

LETTER TO SHAREHOLDERS (Continued)

Semi-Annual period ending 3.31.15

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

Free cash flow is a measure of financial performance calculated as operating cash flow minus capital expenditures.

The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3-Month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns include reinvested dividends.

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, represents securities that are SEC-registered, taxable and dollar denominated. This index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

It is not possible to invest directly in an index.

"Risk free" rate: In theory, the risk-free rate is the minimum return an investor expects for any investment because he or she will not accept additional risk unless the potential rate of return is greater than the risk-free rate. In practice, however, the risk-free rate does not exist because even the safest investments carry a very small amount of risk. Thus, the interest rate on a three-month U.S. Treasury bill is often used as the risk-free rate.

The Ziegler Strategic Income Fund is distributed by Quasar Distributors, LLC.

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2015 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITY – 1.4%
	Halcyon Loan Advisors Funding, Ltd. Series 2014-3A,
$1,000,000	3.907%, 10/22/2025(1)	$940,000
	TOTAL ASSET BACKED SECURITY
	(Cost $944,829)	940,000
	BANK LOANS – 17.7%
	Avaya, Inc.
994,112	4.670%, 10/26/2017(6)	979,652
	Berry Plastics Holding Corporation
1,000,000	3.750%, 1/06/2021(6)	1,001,480
	Charter Communications Operating, LLC
1,000,000	3.000%, 7/01/2020(6)	997,705
	Chrysler Automotive
1,000,000	3.250%, 12/31/2018(6)	1,000,625
	Diamond Resorts Corporation
1,000,000	5.500%, 5/07/2021(6)	1,006,250
	ESH Hospitality, Inc.
1,000,000	5.000%, 6/24/2019(6)	1,013,750
	Federal-Mogul Corporation
1,000,000	4.750%, 4/15/2021(6)	998,875
	Freescale Semiconductor, Inc.
1,000,000	4.250%, 2/28/2020(6)	1,003,190
	H. J. Heinz Company
750,000	3.250%, 6/05/2020(6)	752,288
	J. C. Penney Corporation, Inc.
994,937	6.000%, 5/22/2018(6)	994,399
	Level 3 Financing, Inc.
1,000,000	4.000%, 8/01/2019(6)	1,003,440
	Virgin Media Investment Holdings Limited
1,000,000	3.500%, 6/08/2020(2)(6)	1,000,005
	TOTAL BANK LOANS
	(Cost $11,713,831)	11,751,659
	CONVERTIBLE BONDS – 5.2%
	HOME BUILDERS – 1.2%
	Meritage Homes Corp.
750,000	1.875%, 9/15/2032	805,313
	INTERNET – 0.7%
	Priceline Group, Inc. (The)
500,000	0.900%, 9/15/2021(1)	483,750
Principal Amount		Value
	CONVERTIBLE BONDS (Continued)
	REITS – 0.8%
	Starwood Waypoint Residential Trust
$500,000	3.000%, 7/1/2019(1)	$485,940
	RETAIL – 0.8%
	Restoration Hardware Holdings, Inc.
500,000	0.000%, 6/15/2019(1)	533,125
	SOFTWARE – 1.7%
	BroadSoft, Inc.
500,000	1.500%, 7/1/2018	532,813
	Salesforce.com, Inc.
500,000	0.250%, 4/1/2018	599,999
		1,132,812
	TOTAL CONVERTIBLE BONDS
	(Cost $3,342,933)	3,440,940
	CORPORATE BONDS – 52.0%
	AUTO PARTS & EQUIPMENT – 0.8%
	Meritor, Inc.
500,000	6.250%, 2/15/2024	506,250
	BANKS – 6.0%
	Bank of America Corp.
500,000	5.125%, 12/29/2049(4)	493,700
	Citigroup, Inc.
500,000	5.950%, 12/29/2049(4)(5)	506,874
	Fifth Third Bancorp
500,000	4.900%, 12/29/2049(4)(5)	485,850
	Goldman Sachs Group, Inc. (The)
500,000	5.700%, 12/29/2049(4)(5)	516,250
	JPMorgan Chase & Co.
500,000	5.000%, 12/29/2049(4)(5)	493,725
	Morgan Stanley
500,000	5.450%, 12/29/2049(4)(5)	504,375
	Synovus Financial Corp.
500,000	7.875%, 2/15/2019	562,500
	Wells Fargo & Co.(4)(5)
400,000	7.980%, 3/29/2049	440,000
		4,003,274
	BUILDING MATERIALS – 0.8%
	Nortek, Inc.
500,000	8.500%, 4/15/2021	537,500
	COMMERCIAL SERVICES – 5.5%
	Avis Budget Car Rental LLC
750,000	5.500%, 4/1/2023(5)	775,313

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2015 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMERCIAL SERVICES (Continued)
	Iron Mountain, Inc.
$500,000	6.000%, 8/15/2023	$528,750
500,000	5.750%, 8/15/2024	508,125
	RR Donnelley & Sons Co.
500,000	6.500%, 11/15/2023	533,749
500,000	6.000%, 4/1/2024	518,750
	United Rentals North America, Inc.
750,000	6.125%, 6/15/2023	797,813
		3,662,500
	DIVERSIFIED FINANCIAL SERVICES – 1.7%
	General Electric Capital Corp.
500,000	7.125%, 6/15/2022(4)(5)	588,750
	Icahn Enterprises LP
500,000	6.000%, 8/1/2020(5)	521,275
		1,110,025
	ELECTRIC – 1.5%
	Calpine Corp.
500,000	5.375%, 1/15/2023	502,500
	NRG Energy, Inc.
500,000	6.250%, 7/15/2022	516,250
		1,018,750
	ELECTRICAL COMPONENTS & EQUIPMENT – 1.1%
	Belden, Inc.
750,000	5.250%, 7/15/2024(1)	759,375
	ENERGY – 0.8%
	Ferrellgas LP
500,000	6.500%, 5/1/2021	507,500
	ENTERTAINMENT – 0.8%
	Cedar Fair LP
500,000	5.375%, 6/1/2024(1)	511,875
	FOOD – 0.7%
	Simmons Foods, Inc.
500,000	7.875%, 10/1/2021(1)	495,000
	HEALTHCARE-SERVICES – 3.9%
	CHS/Community Health Systems, Inc.
500,000	5.125%, 8/1/2021	517,500
	HCA Holdings, Inc.
500,000	6.250%, 2/15/2021	541,850
	Kindred Healthcare, Inc.
500,000	6.375%, 4/15/2022(1)	506,875
Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTHCARE-SERVICES (Continued)
	Select Medical Corp.
$1,000,000	6.375%, 6/1/2021(5)	$994,375
		2,560,600
	HOME BUILDERS – 2.8%
	DR Horton, Inc.
500,000	5.750%, 8/15/2023	542,500
	K Hovnanian Enterprises, Inc.
500,000	7.250%, 10/15/2020(1)	527,500
	KB Home
500,000	8.000%, 3/15/2020	542,500
250,000	7.500%, 9/15/2022	257,500
		1,870,000
	HOME FURNISHINGS – 0.8%
	Tempur Sealy International, Inc.
500,000	6.875%, 12/15/2020	536,250
	LODGING – 3.1%
	Felcor Lodging LP
500,000	5.625%, 3/1/2023	518,750
	MCE Finance, Ltd.
500,000	5.000%, 2/15/2021(1)(2)	470,000
	MGM Resorts International
1,000,000	6.625%, 12/15/2021(5)	1,073,125
		2,061,875
	MEDIA – 3.6%
	Cequel Communications Holdings I LLC
750,000	6.375%, 9/15/2020(1)	794,063
	Sirius XM Radio, Inc.
500,000	5.875%, 10/1/2020(1)(5)	522,500
1,000,000	6.000%, 7/15/2024(1)(5)	1,052,500
		2,369,063
	MINING – 0.8%
	Thompson Creek Metals Co., Inc.
500,000	9.750%, 12/1/2017	517,500
	MISCELLANEOUS MANUFACTURING – 1.5%
	Actuant Corp.
970,000	5.625%, 6/15/2022	1,010,013
	OIL & GAS – 1.0%
	United Refining Co.
618,000	10.500%, 2/28/2018	651,990
	PACKAGING & CONTAINERS – 1.3%
	Sealed Air Corp.
750,000	6.500%, 12/1/2020(1)	838,125

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2015 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	PHARMACEUTICALS – 2.3%
	Endo Finance LLC & Endo Finco, Inc.
$500,000	5.375%, 1/15/2023(1)	$500,000
	Grifols Worldwide Operations, Ltd.
1,000,000	5.250%, 4/1/2022(1)(2)(5)	1,018,750
		1,518,750
	PIPELINES – 0.8%
	NuStar Logistics LP
500,000	6.750%, 2/1/2021	530,023
	RETAIL – 2.8%
	Murphy Oil USA, Inc.
750,000	6.000%, 8/15/2023(5)	808,125
	Neiman Marcus Group LTD LLC
500,000	8.000%, 10/15/2021(1)	532,500
	Toys R Us Property Co II LLC
500,000	8.500%, 12/1/2017	508,125
		1,848,750
	SOFTWARE – 2.1%
	First Data Corp.
750,000	11.750%, 8/15/2021	870,938
	Nuance Communications, Inc.
500,000	5.375%, 8/15/2020(1)	507,500
		1,378,438
	TELECOMMUNICATIONS – 5.5%
	Avaya, Inc.
500,000	9.000%, 4/1/2019(1)(5)	515,000
	CenturyLink, Inc.
500,000	5.625%, 4/1/2020(5)	526,874
	DigitalGlobe, Inc.
750,000	5.250%, 2/1/2021(1)(5)	753,750
	Frontier Communications Corp.
500,000	8.500%, 4/15/2020(5)	563,750
250,000	6.250%, 9/15/2021	251,250
	T-Mobile USA, Inc.
500,000	6.250%, 4/1/2021(5)	521,875
	Windstream Corp.
500,000	7.750%, 10/15/2020	514,375
		3,646,874
	TOTAL CORPORATE BONDS
	(Cost $34,002,176)	34,450,300
Principal Amount		Value
	MORTGAGE BACKED SECURITIES – 9.0%
	Banc of America Mortgage Trust Series 2004-B,
$585,839	2.496%, 3/25/2034	$585,420
	Bear, Stearns & Co., Inc. Series 2004-7,
426,927	2.584%, 10/25/2034	422,635
	GSR Mortgage Loan Trust Series 2004-14,
493,724	0.482%, 12/25/2034	446,091
	GSR Mortgage Loan Trust Series 2004-9,
501,150	2.657%, 8/25/2034	489,792
	GSR Mortgage Loan Trust Series 2004-9,
1,000,106	2.459%, 8/25/2034	943,043
	HomeBanc Mortgage Trust Series 2006-2,
551,593	0.335%, 12/25/2036	478,543
	MortgageIT Trust Series 2005-5,
531,032	0.465%, 12/25/2035	476,211
	Salomon Brothers Mortgage Securities VII, Inc. Series 2003-B1,
432,431	2.494%, 9/25/2033	411,621
	Structured Asset Mortgage Series 2004-AR7,
636,830	0.853%, 4/19/2035	566,828
	WaMu Mortgage Pass-Through Certificates Trust Series 2002-AR9,
461,147	1.513%, 8/25/2042	425,383
	Washington Mutual Series 2003-AR3,
774,759	2.348%, 6/25/2033	729,637
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $5,952,994)	5,975,204

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2015 (Unaudited)

Number of Shares			Value
	PREFERRED STOCKS – 7.5%
	BANKS – 1.4%
	JPMorgan Chase & Co.
20,000	6.700	%(5)	$538,200
	Regions Financial Corp.
15,000	6.375	%(5)	378,150
			916,350
	DIVERSIFIED FINANCIAL SERVICES – 2.2%
	Ally Financial, Inc.
22,500	8.500	%(5)	600,075
	Discover Financial Services
15,000	6.500	%(5)	388,800
	RBS Capital Funding Trust VII
20,000	6.080	%(5)	495,400
			1,484,275
	INVESTMENT COMPANIES – 0.8%
	KKR Financial Holdings LLC
20,000	7.375	%(5)	537,000
	REITS – 3.1%
	Annaly Capital Management, Inc.
15,000	7.500	%(5)	377,550
	Capstead Mortgage Corp.
15,000	7.500	%(5)	371,550
	Digital Realty Trust, Inc.
20,000	7.375	%(5)	552,200
	iStar Financial, Inc.
15,000	8.000	%(5)	375,000
	MFA Financial, Inc.
15,000	7.500	%(5)	373,935
			2,050,235
	TOTAL PREFERRED STOCKS
	(Cost $4,824,620)		4,987,860
Principal Amount		Value
	SHORT-TERM INVESTMENT – 19.8%
	Fidelity Institutional Money Market
$13,081,315	Fund, 0.010%(3)	$13,081,315
	TOTAL SHORT-TERM INVESTMENT
	(Cost $13,081,315)	13,081,315
	TOTAL INVESTMENTS – 112.6%
	(Cost $73,862,698)	74,627,278
	Liabilities in Excess of
	Other Assets – (12.6)%	(8,376,114)
	TOTAL NET ASSETS – 100.0%	$66,251,164

Percentages are stated as a percent of net assets.

LLC – Limited Liability Company

LP – Limited Partnership

REIT – Real Estate Investment Trust

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933.

  These securities may be resold in transactions exempt from registration to qualified institutional buyers. Ziegler Capital Management, LLC (the "Adviser") has determined these securities to be liquid, unless otherwise noted under procedures established by the Fund's Board of Trustees.

(2)  Foreign security denominated in U.S. Dollars

(3)  The rate is the annualized seven-day yield at period end

(4)  Perpetual bond with no stated maturity date. Date provided is next call date.

(5)  All or a portion of the security is held as collateral for open short positions

(6)  Variable rates securities. Rates disclosed as of March 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2015 (Unaudited)

SECURITIES SOLD SHORT

Number of Shares		Value
	COMMON STOCKS – 2.1%
5,550	BroadSoft, Inc.*	$185,703
5,600	Meritage Homes Corp.*	272,384
75	Priceline Group, Inc. (The)*	87,311
2,950	Restoration Hardware Holdings, Inc.*	292,611
4,500	Salesforce.com, Inc.*	300,645
10,500	Starwood Waypoint Residential Trust	271,425
	TOTAL COMMON STOCKS
	(Proceeds $1,352,216)	1,410,079
Principal Amount		Value
	CORPORATE BONDS – 7.0%
	AlcatelLucent USA, Inc.
$500,000	6.750%, 11/15/2020(1)	535,000
	Altice Financing SA
600,000	6.625%, 2/15/2023(1)	621,000
	Aramark Services, Inc.
500,000	5.750%, 3/15/2020	523,750
	ArcelorMittal
500,000	6.250%, 2/25/2022	550,000
	Continental Resources, Inc.
600,000	5.000%, 9/15/2022	592,500
	Isle Of Capri Casinos, Inc.
1,125,000	8.875%, 6/15/2020	1,220,625
	Noble Holding International, Ltd.
600,000	4.900%, 8/1/2020	581,898
	TOTAL CORPORATE BONDS
	(Proceeds $4,567,379)	4,624,773
Number of Shares		Value
	EXCHANGE TRADED FUND – 4.8%
80,000	iShares US Preferred Stock ETF	3,208,800
	TOTAL EXCHANGE TRADED FUND
	(Proceeds $3,021,009)	3,208,800
Principal Amount		Value
	U.S. TREASURY BONDS – 9.7%
$3,700,000	1.375%, 2/29/2020	$3,701,154
2,705,000	1.750%, 2/28/2022	2,712,820
	TOTAL U.S. TREASURY BONDS
	(Proceeds $6,354,450)	6,413,974
	TOTAL SECURITIES SOLD SHORT – 23.6%
	(Proceeds $15,295,054)	$15,657,626

*  Non-Income Producing

(1)  144A Restricted Security

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2015 (Unaudited)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Price	Expiration Date	Notional Amount	Premium Paid (Received)	Value
JPMorgan	CDX.N.A.HY.23
	Put — 5 Year Index	Buy	$104.00	6/17/15	$10,000,000	$87,220	$40,497
Total Credit Default Swaptions on Credit Indices						87,220	40,497
Total Swaption Contracts						$87,220	$40,497

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2015 (Unaudited)

Total Return Swap

Counterparty	Description	Notional Amount	Pay/ Receive Rate	Floating Rate Index	Maturity Date	Fair Value		Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan	IBOX			3-month
	High Yield Index	$9,000,000.00	Receive	LIBOR	6/20/15	$(99,884	)(1)	$—	$(99,884)
Total Total Return Swap						(99,884)		—	(99,884)
Total Swap Contracts						$(99,884)		$—	$(99,884)

(1)  Fair value includes accrued interest

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2015 (Unaudited)

Assets:
Investments in securities at value (cost $73,862,699)	$74,627,278
Purchased swaptions, at value (cost $87,220)	40,497
Deposits with brokers	16,260,938
Receivables:
Investment securities sold	298,702
Dividends and interest	668,161
Prepaid expenses	24,160
Total assets	91,919,736
Liabilities:
Securities sold short, at value (proceeds $15,295,054)	15,657,626
Unrealized depreciation on open swap contract	99,884
Payables:
Investment securities purchased	9,531,776
Fund shares redeemed	2,780
Due to broker	235,779
Due to Investment Adviser	30,681
Interest on securities sold short	68,042
Distribution Fees – Investor Class (Note 6)	175
Shareholder Servicing Fees – Institutional Class (Note 7)	928
Trustees' fees	354
Accrued other expenses and other liabilities	40,547
Total liabilities	25,668,572
Net Assets	$66,251,164
Components of Net Assets:
Capital (no par value with an unlimited number of shares authorized)	$70,975,263
Undistributed net investment income	22,133
Accumulated net realized loss on investments, purchased swaptions, swap contracts and securities sold short	(5,001,632)
Net unrealized appreciation (depreciation) on:
Investments	764,579
Purchased swaptions	(46,723)
Swap contract	(99,884)
Securities sold short	(362,572)
Net Assets	$66,251,164

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

STATEMENT OF ASSETS AND LIABILITIES (Continued)

March 31, 2015 (Unaudited)

Investor Class:
Net Assets	$424,845
Issued and Outstanding	46,110
Net Asset Value, Redemption Price and Offering Price Per Share	$9.21
Institutional Class:
Net Assets	$65,826,319
Issued and Outstanding	7,170,351
Net Asset Value, Redemption Price and Offering Price Per Share	$9.18

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2015 (Unaudited)

Investment Income:
Dividend income	$174,059
Interest income	1,409,733
Total investment income	1,583,792
Expenses:
Interest on short positions	352,211
Advisory fees (Note 3)	214,650
Dividends on short positions	106,648
Securities borrowing fees	70,020
Administration and fund accounting fees	48,908
Registration fees	21,592
Transfer agent fees and expenses	18,116
Audit fees	7,979
Legal fees	7,453
Shareholder reporting fees	7,091
Compliance Fee	5,984
Trustees' fees	4,431
Custody fees	4,268
Miscellaneous	4,137
Insurance fees	2,506
Distribution fees – Investor Class (Note 6)	456
Total expenses	876,450
Expenses waived by the Adviser	(33,671)
Net expenses	842,779
Net investment income	741,013
Realized and Unrealized Gain (Loss) on Investments, Purchased Options, Purchased Swaptions, Swap Contract, Securities Sold Short, and Futures Contracts:
Net realized gain (loss) on:
Investments	(2,103,557)
Purchased options	7,736
Purchased swaptions	(258,010)
Swap contract	(89,182)
Securities sold short	(346,078)
Futures contracts	(101,185)
Net realized loss	(2,890,276)
Net change in unrealized appreciation/depreciation on:
Investments	1,713,717
Purchased options	3,220
Purchased swaptions	(40,686)
Swap contracts	(96,931)
Securities sold short	(445,761)
Futures contracts	95,485
Net change in unrealized appreciation/depreciation	1,229,044
Net realized and unrealized loss on investments, purchased options, purchased swaptions, swap contract securities sold short, and futures contracts	(1,661,232)
Net Decrease in Net Assets Resulting from Operations	$(920,219)

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$741,013	$1,603,274
Net realized loss on investments, purchased options, purchased swaptions, swap contract, securities sold short, and futures contracts	(2,890,276)	(979,799)
Net change in unrealized appreciation/depreciation on investments, purchased options, purchased swaptions, swap contract, securities sold short, and futures contracts	1,229,044	772,438
Net increase (decrease) in net assets resulting from operations	(920,219)	1,395,913
Distributions to shareholders:
From net investment income:
Investor Class	(3,758)	(7,649)
Institutional Class	(733,075)	(1,588,001)
Total distributions to shareholders	(736,833)	(1,595,650)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	230,005	102,525
Institutional Class	4,427,000	26,697,953
Reinvestment of distributions:
Investor Class	3,758	7,649
Institutional Class	733,075	1,588,001
Cost of shares repurchased:
Investor Class	(93,984)	(107,777)
Institutional Class	(3,021,440)	(1,869,784)
Net increase in net assets from capital transactions	2,278,414	26,418,567
Total increase in net assets	621,362	26,218,830
Net Assets:
Beginning of year	65,629,802	39,410,972
End of year	$66,251,164	$65,629,802
Undistributed net investment income	$22,133	$17,953
Capital Share Transactions:
Shares sold:
Investor Class	24,710	10,790
Institutional Class	474,832	2,786,768
Shares reinvested:
Investor Class	408	801
Institutional Class	79,700	166,814
Shares repurchased:
Investor Class	(10,120)	(11,293)
Institutional Class	(325,848)	(196,549)
Net increase in shares outstanding	243,682	2,757,331

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

FINANCIAL HIGHLIGHTS

Investor Class

	For the Six Months Ended March 31, 2015 (Unaudited)		For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period January 31, 2012* Through September 30, 2012
Net asset value, beginning of period	$9.44		$9.37	$10.28	$10.00
Income (loss) from Investment Operations:
Net investment income	0.10	(1)	0.26 (1)	0.48 (1)	0.27
Net realized and unrealized gain (loss) on investments	(0.24)		0.06	(0.93)	0.29
Total Income (Loss) from Investment Operations	(0.14)		0.32	(0.45)	0.56
Less Distributions:
From net investment income	(0.09)		(0.25)	(0.44)	(0.28)
From net realized gain on investments	—		—	(0.01)	—
Total Distributions	(0.09)		(0.25)	(0.46)	(0.28)
Net asset value, end of period	$9.21		$9.44	$9.37	$10.28
Total return(2)	(1.46	%)(4)	3.47%	(4.58%)	5.64	%(3)(4)
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$425		$294	$289	$31,371
Ratio of expenses to average net assets(6)
Before fees waived / reimbursed by the Adviser	2.89	%(5)	3.09%	1.87%	3.07	%(5)
After fees waived / reimbursed by the Adviser	2.63	%(5)	2.81%	1.16%	1.37	%(5)
Ratio of net investment loss to average net assets(7)
Before fees waived / reimbursed by the Adviser	1.90	%(5)	2.53%	3.98%	4.05	%(5)
After fees waived / reimbursed by the Adviser	2.16	%(5)	2.81%	4.69%	5.75	%(5)
Portfolio turnover rate(8)	55	%(4)	96%	67%	71	%(4)

*  Commencement of Operations

(1)  Computed using average shares method.

(2)  Total return does not include sales load. Effective January 31, 2013, the Investor Class no longer imposed a sales load.

(3)  Total return includes sales load. Effective January 31, 2013, the Investor Class no longer imposed a sales load.

(4)  Not Annualized.

(5)  Annualized.

(6)  The ratio of expenses to average net assets includes dividends and interest on short positions and transactional expenses. For the periods ended March 31, 2015, September 30, 2014, September 30, 2013 and September 30, 2012, excluding dividends and interest on short positions and transactional expenses, the ratios of expenses to average net assets, before fees waived/reimbursed by the Adviser, was 1.30%, 1.35%, 1.81% and 2.80%, respectively. Excluding dividends and interest on short positions and transactional expenses, the ratio of expenses to average net assets, after fees waived/reimbursed by the Adviser, was 1.05%, 1.07%, 1.10% and 1.10%, respectively.

(7)  The ratio of net investment income to average net assets includes dividends and interest on short positions and transactional expenses. For the periods ended March 31, 2015, September 30, 2014, September 30, 2013 and September 30, 2012, excluding dividends and interest on short positions and transactional expenses, the ratios of net investment income to average net assets, before fees waived/reimbursed by the Adviser, was 3.48%, 4.14%, 4.04% and 4.32%, respectively. Excluding dividends and interest on short positions and transactional expenses, the ratio of net investment income to average net assets, after fees waived/reimbursed by the Adviser, was 3.73%, 4.42%, 4.75% and 6.02%, respectively.

(8)  Portfolio turnover rate is calculated for the Fund with distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

	For the Six Months Ended March 31, 2015 (Unaudited)		For the Year Ended September 30, 2014		For the Period February 1, 2013* Through September 30, 2013
Net asset value, beginning of period	$9.41		$9.35		$10.28
Income (Loss) from Investment Operations:
Net investment income	0.10		0.28	(1)	0.31	(1)
Net realized and unrealized gain (loss) on investments	(0.23)		0.06		(0.89)
Total Income (Loss) from Investment Operations	(0.13)		0.34		(0.58)
Less Distributions:
From net investment income	(0.10)		(0.28)		(0.34)
From net realized gain on investments	—		—		(0.01)
Total Distributions	(0.10)		(0.28)		(0.35)
Net asset value, end of period	$9.18		$9.41		$9.35
Total return	(1.34	%)(2)	3.63%		5.74	%(2)
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$65,826		$65,336		$39,122
Ratio of expenses to average net assets(4)
Before fees waived / reimbursed by the Adviser	2.65	%(3)	2.84%		2.44	%(3)
After fees waived / reimbursed by the Adviser	2.55	%(3)	2.56%		1.55	%(3)
Ratio of net investment loss to average net assets(5)
Before fees waived / reimbursed by the Adviser	2.14	%(3)	2.78%		3.79	%(3)
After fees waived / reimbursed by the Adviser	2.24	%(3)	3.06%		4.68	%(3)
Portfolio turnover rate	55	%(2)	96	%(6)	67	%(2)(6)

*  Commencement of Operations

(1)  Computed using average shares method.

(2)  Not Annualized.

(3)  Annualized.

(4)  The ratio of expenses to average net assets includes dividends and interest on short positions and transactional expenses. For the periods ended March 31, 2015, September 30, 2014 and September 30, 2013, excluding dividends and interest on short positions and transactional expenses, the ratios of expenses to average net assets, before fees waived/reimbursed by the Adviser, was 1.05%, 1.23% and 1.84%, respectively. Excluding dividends and interest on short positions and transactional expenses, the ratio of expenses to average net assets, after fees waived/reimbursed by the Adviser, was 0.95%, 0.95% and 0.95%, respectively.

(5)  The ratio of net investment income to average net assets includes dividends and interest on short positions and transactional expenses. For the periods ended March 31, 2015, September 30, 2014 and September 30, 2013, excluding dividends and interest on short positions and transactional expenses, the ratios of net investment income to average net assets, before fees waived/reimbursed by the Adviser, was 3.74%, 4.39% and 4.39%, respectively. Excluding dividends and interest on short positions and transactional expenses, the ratio of net investment income to average net assets, after fees waived/reimbursed by the Adviser, was 3.84%, 4.67% and 5.28%, respectively.

(6)  Portfolio turnover rate is calculated for the Fund with distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2015 (Unaudited)

NOTE 1 – Organization

The Ziegler Strategic Income Fund (the "Fund") is a non-diversified series of Trust for Advised Portfolios (the "Trust"). The Trust was organized on August 29, 2003, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. Prior to January 1, 2014, the Trust was previously registered as the Ziegler Capital Management Investment Trust" "Ziegler Lotsoff Capital Management Investment Trust" and "Lotsoff Capital Management Investment Trust".

The Fund seeks to provide high current income and capital appreciation. The Fund currently offers two share classes, the Investor Class and the Institutional Class. The Fund commenced operations on January 31, 2012, and the outstanding shares of the Fund were renamed Investor Class shares on February 1, 2013. The Institutional Class commenced operations on February 1, 2013. Each class of shares represents an equal pro rata interest in the Fund, except that they have different expenses, which reflects the difference in the range of services provided to them. The Investor shares are subject to an annual distribution fee as described in Note 6. Income and expenses (other than those attributable to a specific class), and realized and unrealized gain and losses on investments are allocated to each class based on relative net assets on a daily basis.

NOTE 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter ("OTC") market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. By relying on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. The loans in which the Fund will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, an increase in interest rates may adversely affect the borrower's financial condition. Due to the unique and customized nature of loan agreements evidencing loans, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Fund's ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain valuations of the loans in its portfolio.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Swaps, options, swaptions and any other financial derivatives not traded on an exchange, are valued by an

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2015 (Unaudited)

independent pricing service using pricing models. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or "Ziegler") under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund's investments in each category investment type as of March 31, 2015:

Description	Level 1		Level 2	Level 3	Total
Assets
Asset Backed Securities	$		$940,000	$—	$940,000
Bank Loans		—	11,751,659	—	11,751,659
Convertible Bonds		—	3,440,940	—	3,440,940
Corporate Bonds		—	34,450,300	—	34,450,300
Mortgage Backed Securities		—	5,975,204	—	5,975,204
Preferred Stocks		4,987,860	—	—	4,987,860
Short-Term Investment		13,081,315	—	—	13,081,315
Total		$18,069,175	$56,558,103	$—	$74,627,278
Liabilities
Common Stocks		$(1,410,079)	$—	$—	$(1,410,079)
Corporate Bonds		—	(4,624,773)	—	(4,624,773)
Exchange-Traded Fund		(3,208,800)	—	—	(3,208,800)
U.S. Treasury Bonds		—	(6,413,974)	—	(6,413,974)
Total		$(4,618,879)	$(11,038,747)	$—	$(15,657,626)
Other Financial Instruments*
Credit Default Swaptions on Credit Indices		$—	$40,497	$—	$40,497
Total Return Swap		—	(99,884)	—	(99,884)
Total Other Financial Instruments		$—	$(59,387)	$—	$(59,387)

*  Other financial instruments are swaptions and swap contracts which are detailed in the Schedule of Investments.

See the Schedule of Investments for further detail of investment classifications.

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2015 (Unaudited)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end.

There were no Level 3 securities held at period end.

(b) Bank Loans – The fair value of bank loans is generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels. Fair value is based on the average of one or more broker quotes received. When quotations are unobservable, proprietary valuation models and default recovery analysis methods are employed. Bank debt is generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the use and availability of observable inputs. As of March 31, 2015, the Fund had outstanding bank loans as listed on the Schedule of Investments.

(c) Securities Sold Short – The Fund is engaged in selling securities short, which obligates it to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in "Deposits with brokers" on the Statement of Assets and Liabilities. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund on the Statement of Operations.

(d) Derivatives – The Fund may invest in various derivatives. A derivative is a financial instrument which has a value that is based on – or "derived from" – the values of other assets, reference rates, or indices. The Fund may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the OTC. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives also may be used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2015 (Unaudited)

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund's interest. The Fund bears the risk that the Adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Fund. If the Adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund.

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the period ended March 31, 2015 was related to the use of purchased options, purchased swaptions, swap contracts, and futures contracts.

Swap Contracts – The Fund may engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or "basket" of securities, or an index). The value of the Fund's swap positions increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. The Fund may engage in various swap transactions. The Fund may engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor.

Swap premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. Swap contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2015 (Unaudited)

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the contracts. As of March 31, 2015, the Fund had outstanding swap contracts as listed on the Schedule of Investments.

Futures Contracts – The Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. As of March 31, 2015, the Fund had no outstanding futures contracts.

Options Contracts – The Fund may write covered call and put options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund did not write any options during the six months ended March 31, 2015.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. As of March 31, 2015 the Fund had no outstanding options contracts.

Swaptions – An option on a swap contract, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. As of March 31, 2015, the Fund had outstanding swaptions as listed on the Schedule of Investments.

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2015 (Unaudited)

Derivative Investment Holdings Categorized by Risk Exposure – The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Fund's derivative contracts by primary risk exposure as of March 31, 2015:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Value	Statement of Assets and Liabilities location	Value
Credit contracts	Purchased swaptions, at value	$40,497	N/A	N/A
Equity Swap	N/A	N/A	Unrealized depreciation on open swap contracts	$99,884
Total		$40,497		$99,884

The following table sets forth the Fund's realized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the six months ended March 31, 2015:

	Amount of realized gain (loss) on derivatives
Risk exposure category	Purchased options	Swap contracts	Futures contracts	Purchased swaptions	Total
Equity contracts	$—	$(89,182)	$—	$—	$(89,182)
Credit contracts	—	—	—	(258,010)	(258,010)
Interest rate contracts	7,736	—	168,441	—	176,177
Currency contracts	—	—	(269,626)	—	(269,626)
Total	$7,736	$(89,182)	$(101,185)	$(258,010)	$(440,641)

The following table sets forth the Fund's change in unrealized appreciation/(depreciation) by primary risk exposure and by type of derivative contract for the six months ended March 31, 2015:

	Change in unrealized appreciation/(depreciation) on derivatives
Risk exposure category	Purchased options	Swap contracts	Futures contracts	Purchased swaptions	Total
Equity contracts	$3,220	$(99,884)	$—	$—	$(96,664)
Credit contracts	—	2,953	—	(40,686)	(37,733)
Interest rate contracts	—	—	16,952	—	16,952
Currency contracts	—	—	78,533	—	78,533
Total	$3,220	$(96,931)	$95,485	$(40,686)	$(38,912)

The gross notional amount of swaptions for the Fund as of March 31, 2015 is included on the Schedule of Investments. The quarterly average gross notional amount of the swaptions for the Fund was $10,000,000 for the six months ended March 31, 2015. The quarterly average gross notional amount of the swaps for the Fund was $7,000,000 for the six months ended March 31, 2015. The fair value of such contracts at March 31, 2015 is set forth in the table above.

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2015 (Unaudited)

existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

As of March 31, 2015, the Fund held the following derivative instruments that were subject to offsetting on the Statement of Assets and Liabilities:

Liabilities:	Gross	Gross Amounts Offset in the	Net Amounts Presented in the	Gross Amounts not offset in the statement of financial position
Description	Amounts of Recognized Liabilities	Statement of Assets & Liabilities	Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged(1)	Net Amount
Swap Counterparty
JP Morgan	$99,884	$—	$99,884	$—	$99,884	$—
	$99,884	$—	$99,884	$—	$99,884	$—

(1)  Any over-collateralization of total financial instruments or cash is not shown.

(e) Federal Income Taxes – The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund is required to evaluate tax positions taken (or expected to be taken) in the course of preparing the Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended March 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. As of March 31, 2015, open tax years subject to examination also include the tax years ended September 30, 2012 through 2014. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, will be distributed quarterly. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Indemnifications – In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(h) Restricted securities – Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. March 31, 2015, the Fund held restricted securities as denoted on the Schedule of Investments.

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2015 (Unaudited)

(i) Other – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

NOTE 3 – Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 0.65%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.05% and 0.95% of average daily net assets for Investor Class Shares and Institutional Class Shares, respectively, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and dividend expense relating to short sales, borrowing costs, extraordinary expenses and brokers' commissions, and other charges relating to the purchase and sale of the Fund's portfolio securities. To the extent any such excluded expenses were incurred, the Fund would incur total annual Fund operating expenses after expense reimbursement greater than 1.05% and 0.95% for Investor Class Shares and Institutional Class Shares, respectively. The expense limitation for the Investor Class shares was reduced from 1.10% to 1.05% of average daily net assets effective January 31, 2014. The Adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the fiscal year in which the Adviser reduced its compensation and/or assumed expenses for the Fund, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established cap on expenses for that year. For the six months ended March 31, 2015, the Adviser made $33,671 in waivers to the Fund.

The Adviser may recoup a portion of the following amounts no later than September 30 of the years stated below:

2015	:	$213,004
2016	:	294,334
2017	:	146,694
2018	:	33,671
		$687,703

NOTE 4 – Investment Transactions

Purchases and sales of investment securities (excluding swap contracts, swaptions, options, futures contracts, short-term securities and U.S. government obligations) for the Fund for the six months ended March 31, 2015, were as follows:

Purchases	$32,952,316
Sales	$31,435,857

NOTE 5 – Federal Income Tax Information

At September 30, 2014, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$65,245,334
Gross Unrealized Appreciation	$901,600
Gross Unrealized Depreciation	(1,877,397)
Net Unrealized Appreciation (Depreciation) on Investments	$(975,797)

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2015 (Unaudited)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2014, permanent differences in book and tax accounting have been reclassified to capital, accumulated net investment income and accumulated realized gain (loss) as follows:

Increase (Decrease)
Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$(18,915)	$10,329	$8,586

The tax character of distributions paid during the six months ended March 31, 2015 and year ended September 30, 2014 were as follows:

	March 31, 2015	September 30, 2014
Distributions Paid From:
Ordinary Income	$736,833	$1,595,650
Tax Return of Capital	—	—
Total Distributions Paid	$736,833	$1,595,650

As of September 30, 2014, the components of accumulated earnings (deficit) were as follows:

Undistributed Ordinary Income	$—
Undistributed Long-term Gains	—
Accumulated Earnings	—
Unrealized Appreciation (Depreciation)	(975,797)
Unrealized Appreciation (Depreciation) from Short Proceeds, Swaptions, and Other Adjustments	(2,091,250)
Total Accumulated Earnings (Deficit)	$(3,067,047)

As of September 30, 2014 the Fund had $900,514 of post-October loss, which is deferred until fiscal year 2015 for tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

At September 30, 2014, the Fund had capital loss carryforwards, which reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$(1,236,609)	$(52,316)	$(1,288,925)

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2015 (Unaudited)

NOTE 6 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares. For the six months ended March 31, 2015, distribution fees incurred are disclosed on the Statement of Operations.

NOTE 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of the Institutional Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers. For the six months ended March 31, 2015, the Fund did not incur any shareholder servicing fees.

NOTE 8 – Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund's financial statements.

Ziegler Capital Management Investment Trust

EXPENSE EXAMPLE

For the Six Months Ended March 31, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 to March 31, 2015 (the "period").

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value October 1, 2014	Ending account value March 31, 2015	Expenses paid during the period ended March 31, 2015(1)
Investor Class
Actual Example	$1,000.00	$985.40	$13.02
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,011.82	13.19
Institutional Class
Actual Example	1,000.00	986.58	12.63
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,012.22	12.79

(1)  Expenses are equal to the Fund's annualized expense ratio of 2.63% and 2.55% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Ziegler Strategic Income Fund

OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund's proxy voting guidelines and a record of the Fund's proxy votes are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ZIEGLER STRATEGIC INCOME FUND

– INVESTOR CLASS (ZLSCX)

– INSTITUTIONAL CLASS (ZLSIX)

Quasar Distributors, LLC

615 E. Michigan Street

Milwaukee, WI 53201-1811

www.zcmfunds.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)         The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	6/4/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	6/4/15

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	6/4/15